Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions
Schedule of the major related parties and their relationship

Related parties	Relationship with the Group
Relx Inc. and entities within Relx Inc.’s operations	Under common control of beneficial owner
Sunnyheart Inc. and entities within Sunnyheart Inc.’s operations	Under common control of beneficial owner
Ms. Ying (Kate) Wang	Shareholder of Relx Inc., shareholder of Sunnyheart Inc., Chief Executive Officer of the Group

Schedule of major related parties transactions

(a)Major related parties’ transactions were as follows:

	For the year ended
	December 31, 2022
	(As adjusted)	December 31, 2023	December 31, 2024
	RMB	RMB	RMB
Expenses allocated (to)/ from related parties:
- Expenses allocated to Relx Inc.’s operations (i)	(4,883)	(13,370)	(41,842)
- Expenses allocated from Relx Inc.’s operations (i)	399	2,696	22,954
Sales to related parties:
- Entity within Relx Inc.’s operations (ii)	66,752	293,530	1,038,224
Purchase from related parties:
- Entity within Relx Inc.’s operations (iii)	—	71,156	5,986
- Others	—	1,212	7,434
Other transactions with related parties:
- Redemption of long-term investments by Relx Inc. and Sunnyheart Inc. (iv)	—	588,872	—
Total	62,268	944,096	1,032,756
(i)	Certain employees concurrently worked for the Group and Relx Inc.’s operations, staff costs and related expenses were shared by the Group and Relx Inc.’s operations. A portion of these staff costs and related expenses was allocated to/from Relx Inc.’s operations.
(ii)	Since June 2021, the Group has sold certain raw materials and finished goods to entities within Relx Inc.’s operations, in the ordinary course of the Group’s operating activities.
(iii)	Since 2023, the Group has purchased certain finished goods from entities within Relx Inc.’s operations, in the ordinary course of the Group’s operating activities.
(iv)	In September 2023, the Group purchased certain shares of its affiliated entities from several third-party selling shareholders. In December 2023, along with the updates in the Group’s international expansion plan, the previously acquired share investments were redeemed by its two affiliated entities. The difference between consideration received and the carrying amount of equity investments disposed was recognized as investment income in the consolidated statements of comprehensive income.
(b)The Group also received financing from and provided financing to related parties as follows:

	For the year ended
	December 31, 2022
	(As adjusted)	December 31, 2023	December 31, 2024
	RMB	RMB	RMB
Financing (received from)/provided to related parties:
- Financing proceeds received from Relx Inc.’s operations and Sunnyheart Inc.’s operations (i)	—	(41,107)	—
- Repayment of financing proceeds received from Relx Inc.’s operations and Sunnyheart Inc.’s operations (i)	—	—	41,107
- Others	—	(327)	—
Total	—	(41,434)	41,107
(i)	In 2023, prior to the business combination (refer to Note 1 (e)), entities within Relx Inc.’s operations and Sunnyheart Inc.’s operations provided certain fundings to SS North Asia, Sunnyheart and Relx Indonesia to support their business. Such related party transactions of the acquired businesses were included in the Group’s consolidated financial statements retrospectively. The Group paid back these fundings in 2024.

Schedule of major balances with related parties

	As of December 31,
	2023	2024
	RMB	RMB
Amounts due from related parties

Current
- Expenses allocated to Relx Inc.’s operations	7,980	11,671
- Receivables from sales of products and related transactions	97,326	334,431
- Others (i)	13,430	30
Total	118,736	346,132

Amounts due to related parties
Current
- Expenses allocated from Relx Inc.’s operations	(5,411)	(17,000)
- Purchase from related parties	(55,311)	(10)
- Funds received from related parties	(41,107)	—
- Dividend payable	—	(9,037)
- Others	(98)	(1,354)
Total	(101,927)	(27,401)
(i)	Others mainly include claimed amount for obsolete goods sold by entities within Relx Inc.’s operations in 2023.